Sensitivity analysis to key market risks (Tables)	6 Months Ended
Jun. 30, 2022
Sensitivity analysis to key market risks
Schedule of estimated sensitivity to risk

Net effect on shareholders' equity from insurance operations	2022 $m	2021 $m
	30 Jun	31 Dec
Shareholders’ equity of insurance operations	13,308	14,289

Sensitivity to key market risks:note
Interest rates and consequential effects – 1% increase	(680)	(796)
Interest rates and consequential effects – 0.5% decrease	121	137
Equity/property market values – 10% rise	305	372
Equity/property market values – 20% fall	(750)	(787)

Note

The effect from the changes in interest rates or equity and property prices above, if they arose, would impact profit after tax for the insurance operations and would mostly be recorded within short-term fluctuations in investment returns. The impact on profit after tax would be the same as the net effect on shareholders' equity. In the context of the Group, the results of the Africa insurance operations are not materially impacted by interest rate or equity rate changes.